Commitments and Contingencies - Additional Information - Statoil (Detail) - Randgrid shuttle tanker [Member] $ in Millions	1 Months Ended	9 Months Ended
	May 31, 2013 USD ($) ExtensionOptions	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Percentage of currently owned interest	67.00%
Estimated cost of project	$ 305.0
Prepaid Expense		$ 223.6
Operating lease arrangement period, lessor		3 years
Additional term of contract		1 year
Number of extension options | ExtensionOptions	12
Payments due in the remainder of 2015		$ 44.4
Payments due in the year 2016		37.0
Long-term Debt Financing Secured in December 2015 [Member]
Loss Contingencies [Line Items]
Loan facility			$ 230.0
Debt Instrument, Unused Borrowing Capacity, Amount		$ 65.5